TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
INCOME TAXES
NOTE 17 -	TAXES ON INCOME

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustments Law")

In accordance with the Inflationary Adjustments Law, the results for tax purposes have been measured through 2007, and reflected in real terms in accordance with the changes in the Israeli Consumer Price Index (CPI).  Under the Inflationary Adjustments Law (Amendment No. 20, 2008, ("the amendment"), that was enacted in the Israeli Parliament on February 26, 2008, the provisions of the Inflationary adjustments law will no longer apply to the Company and Bental in 2008 and thereafter. The amendment specifies transitional provisions regarding the discontinuance of the provisions of the Inflationary adjustments law that have applied to the Company and Bental through the end of 2007.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Some facilities of the Israeli companies in Israel have been granted approved enterprise status under the above law.

The main tax benefits available are:

In respect of income derived from the approved enterprise, the Israeli companies were entitled to reduced tax rates during a period of up to seven years from the year in which such enterprise first earn taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

Income derived from the approved enterprise is tax exempt during the first two years of the seven year tax benefit period as above, and is subject to a reduced tax rate not exceeding 25% during the remaining years of benefits.

In the event of distribution of a cash dividend from income which was tax exempt as above, the Company and Bental would have to pay the 25% tax in respect of the amount distributed. Company has policy not to distribute cash dividends from such exempt income. As of December 31, 2013, the Company had accumulated a total amount of approximately $9,700 of exempt income (out of which $7,750 relates to Bental which determined as discontinued operation as of December 31, 2013).

Conditions for the entitlement of benefits

The above mentioned benefits were subject to the fulfillment of the terms specified in the Law, the related regulations and the approval plans as specified above. Failure to fulfill these terms might result the cancellation of the tax benefits (all or some), in which case the Israeli companies will be required to repay all benefits including interest and fines. Management estimates that the Israeli companies comply with all terms as mentioned above.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the "2011 Amendment"). Under the 2011 Amendment, income derived by 'Preferred Companies' from 'Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as 'Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a 'Special Preferred Enterprise' (as defined in the Approved Enterprise) would enjoy further reduced tax rates for a period of ten years of 5% in Zone A and 8% elsewhere. As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company and Bental elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16% elsewhere (instead of the 6% and 12%, respectively).

Bental is located in area in Israel that is designated as Development Zone A and as such entitled to reduce tax rates of 10% during 2011-2012, 7% in 2013, and 9% in 2014 and thereafter.

TAT is located in area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013, and 16% in 2014 and thereafter.

c.	Corporate tax rate in Israel

The statutory rate of the Israeli corporate tax is as follows: 2013 and 2012 - 25%, 2011- 24%. In July 2009, the "Knesset" (Israeli Parliament) passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among others, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011.

On December 6, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (Legislative Amendments), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel was increased to 25% from 2012 and thereafter.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, of fiscal changes whose main aim is to enhance long-term collection of taxes. These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%.

The effect of the abovementioned change on the financial statements is immaterial.

d.	U.S. subsidiaries U.S. subsidiaries are taxed based on federal and state tax laws. The statutory tax rate for 2013, 2012, and 2011 was 38%.

e.	Tax assessments

TAT's income tax assessments are considered final through 2011. In 2013, a tax assessment for the years 2008 through 2011 was finalized by the Israeli tax authorities.

Bental income tax assessments are considered final through 2009.

Limco-piedmont income tax assessments are considered final through 2009.

TAT-GAL which was incorporated in 2008 has not received final tax assessment yet.

f.	Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2013	2012	2011
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$5,267	$5,279	$(1,148)

Statutory tax rate in Israel	25%	25%	24%

Theoretical taxes on income (tax benefit)	$1,317	$1,320	$(276)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	453	434	(73)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(255)	(143)	103
Change in enacted tax rates	34	-	-
Exempt income	-	(4)	(10)
Valuation allowance	294	499	-
Tax in respect of prior years	(342)	(83)	(24)
Permanent differences	(460)	67	(55)
Taxes on income (tax benefit) as reported in the statements of income (loss)	$1,041	$2,090	$(335)

g.	Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Domestic (Israel)	$1,942	$2,046	$1,547
Foreign (United States)	3,325	3,233	(2,695)

	$5,267	$5,279	$(1,148)

h.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2013	2012	2011
Current:
Domestic (Israel)	$160	$282	$373
Foreign (United States)	334	295	213

	494	577	586
Deferred:
Domestic (Israel)	15	115	245
Foreign (United States)	874	1,481	(1,142)

	889	1,596	(897)
Previous years:
Domestic (Israel)	(209)	(45)	(71)
Foreign (United States)	(133)	(38)	47

	(342)	(83)	(24)

	$1,041	$2,090	$(335)

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2012
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$47	$133
Unrealized gains	146	131
Provisions for employee benefits	277	270
Inventory	920	1,171
Other temporary differences	199	417
Deferred tax assets - short-term- other accounts receivables	$1,589	$2,122

Goodwill and intangible assets	$671	$884
Property, plant and equipment	18	707
Provisions for employee benefits and other temporary differences	38	64
Tax credits carryforward	447	274
Capital and state tax losses carryforward	3,306	1,823
Net operating losses carryforward	419	606
Other	23	-
Deferred tax assets, before valuation allowance - Long-term	4,922	4,358
Valuation allowance	(3,306)	(1,823)
Deferred tax assets, net - long-term	$1,616	$2,535

Other temporary differences deferred tax liabilities - short-term- other accounts receivable	$(40)	$(126)

Property, plant and equipment and intangible assets	(1,003)	(1,457)
Other	(55)	(33)
Deferred tax Liabilities - Long-term	$(1,058)	$(1,490)

As of December 31, 2013, TAT did not provide a valuation allowance in respect of deferred tax assets, since management currently believes that it is more likely than not that the deferred tax asset will be realized in the future. For capital losses and certain state tax losses, incurred by the U.S. subsidiaries, the Company provides valuation allowance as it cannot predict its future realization.

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, January 1, 2011	$200
Addition charged to expenses	(16)

Balance, December 31, 2011	184
Addition charged to expenses	1,639

Balance, December 31,2012	1,823
Addition charged to expenses	1,483

Balance, December 31,2013	$3,306

TAT does not intend to distribute earnings of a foreign subsidiary aggregating up to approximately $11,400 (tax earnings and profits) as of December 31, 2013, and accordingly, no deferred tax liability has been established relative to these earnings. If such profits and earnings are distributed by cash dividend, it would be taxed at tax rate applicable to such distribution (25%) and an income tax liability of up to approximately $2,850 would be incurred as of December 31, 2013.

TAT does not intend to distribute tax-exempt earnings deriving from Approved Enterprise aggregating approximately $9,700 as of December 31, 2013, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $2,425 would be incurred as of December 31, 2013 (See also note 17(b)).

j.	A reconciliation of the beginning and ending amount of unrecognized provision is as follows:

Amount

Balance at January 1, 2011	$84
Exchange rate differences	2
Balance at December 31, 2011	86
Exchange rate differences	(2)
Balance at December 31, 2012	84
Exchange rate differences	6
Utilization upon assessment	(90)
Balance at December 31, 2013	$-

Unrecognized tax benefits, mainly of a long-term nature, at December 31, 2013, 2012 and 2011 amounted to $(84), $(2) and $2, respectively. All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized.